31. COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Commitments
2022	R$ 401,777
2023	271,022
2024	244,654
2025	175,982
2026 onwards	411,116
Non-current	1,504,551
Current	5,293,415
Total	R$ 6,797,966